Marketable Securities and Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value on Recurring Basis [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	$ 142,438	$ 51,147
United States Treasury Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	71,940
Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	12,285
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	45,725	51,147
United States Treasury Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	12,488
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	45,725	51,147
Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	45,725	$ 51,147
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	96,713
Level 2 [Member] | United States Treasury Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	71,940
Level 2 [Member] | Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	12,285
Level 2 [Member] | United States Treasury Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on Recurring Basis	$ 12,488